Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Voyage and vessel	$ 32,076	$ 26,855
Corporate accruals	476	604
Interest	1,976	1,951
Payroll and benefits (note 14c)	12,941	3,173
Accrued liabilities	$ 47,469	$ 32,583